Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Millions					12 Months Ended
	Dec. 14, 2018 USD ($) $ / shares	Sep. 13, 2018 USD ($) $ / shares	Jun. 14, 2018 USD ($) $ / shares	Mar. 05, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2016	Dec. 31, 2017 USD ($) shares	Jan. 01, 2017 USD ($)
Shareholders equity [line items]
Common shares authorized | shares					1,000,000,000
Subscribed and paid up capital					$ 1,551.6		$ 1,438.0	$ 1,438.0
Subscribed and paid up capital, shares | shares					740,465,044
Shares held in Treasury | shares					4,977,698		7,423,705
Description of common stock voting right					Each common share generally empowered with one vote at general shareholders' meeting, considering that no shareholder or group of shareholders, may exercise votes representing more than 5% of the quantity of shared into which our capital stock is divided. Votes that exceed this 5% threshold will not be considered.
Percentage of equity reserve of investment and working capital exceeds					0.80
Increase in capital				$ 113.6
Amount of shares held in Treasury					$ 31.4		$ 51.8	$ 49.1
Market value of treasury shares					$ 27.5		$ 44.4
Percentage of net profit on statutory reserve						5.00%
Interest on capital	$ 1.9	$ 1.8	$ 3.8	$ 4.4
Interest on capital per share | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Percentage of withholding tax				15.00%
Percentage of income tax			15.00%
Top of range [member]
Shareholders equity [line items]
Percentage of reserve on capital						20.00%
Percentage of reserve on capital and capital reserve						30.00%